BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE
NOTE 12:-	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2011	2012	2013

Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$2,350	$3,843	$(187)

Effect of dilutive securities:
Interest expenses subject to convertible debentures	4	-	-

Net income (loss) used for the computation of diluted net earnings (loss) per share	$2,354	$3,843	$(187)

Weighted average Ordinary shares outstanding	10,207,111	11,403,596	11,718,960

Effect of dilutive securities:

Employees stock options	206,030	774,914	*) -
Warrants	3,106	138,992	*) -
Convertible debentures	684,407	-	-

	893,543	913,906	-

Diluted weighted average Ordinary shares outstanding	11,100,654	12,317,502	11,718,960

Basic net earnings (loss) per share	$0.23	$0.34	$(0.02)

Diluted net earnings (loss) per share	$0.21	$0.31	$(0.02)

*)	Anti-dilutive.